Fair Value (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value [Abstract]
Assets Measured on Recurring Basis
Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In thousands)
At September 30, 2020:
Securities available-for-sale – federal agency mortgage-backed	$-	$6,460	$-	$6,460
Securities available-for-sale – federal agency debt	-	3,058	-	3,058
Municipal bonds	-	854	-	854
At December 31, 2019:
Securities available-for-sale – federal agency mortgage-backed	$-	$7,956	$-	$7,956
Securities available-for-sale – federal agency debt	-	3,050	-	3,050

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In thousands)
At December 31, 2019:
Securities available-for-sale – federal agency mortgage-backed	$-	$7,956	$-	$7,956
Securities available-for-sale – federal agency debt	-	3,050	-	3,050
At December 31, 2018:
Securities available-for-sale – federal agency mortgage-backed	$-	$9,508	$-	$9,508
Securities available-for-sale – federal agency debt	1,979	3,235		5,214

Assets Measured on Non-Recurring Basis
The following table provides information regarding the carrying values of our assets measured at fair value on a non-recurring basis as of the periods indicated.  The fair value measurement for all of these assets falls within Level 3 of the fair value hierarchy.

	September 30, 2020	December 31, 2019
	(In thousands)
Impaired loans carried at fair value of collateral	$-	$130

The following table provides information regarding the carrying values of our assets measured at fair value on a non-recurring basis as of the periods indicated. The fair value measurement for all these assets falls within Level 3 of the fair value hierarchy.

	December 31, 2019	December 31, 2018
	(In thousands)
Impaired loans carried at fair value of collateral	$130	$591
Real estate owned	-	833

Fair Values of Financial Instruments
The following tables present the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments not recorded at fair value on a recurring basis as of September 30, 2020 and December 31, 2019.  This table excludes financial instruments for which the carrying amount approximates fair value.  For short-term financial assets such as cash and due from banks, interest-bearing deposits in other banks, and accrued interest receivable/payable, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization.  For non-marketable equity securities such as Federal Home Loan Bank stock, the carrying amount is a reasonable estimate of fair value as these securities can only be redeemed or sold at their par value and only to the respective issuing government supported institution or to another member institution.  For financial liabilities such as noninterest-bearing demand, interest-bearing demand, and savings deposits, the carrying amount is a reasonable estimate of fair value due to these products having no stated maturity.

		Fair Value Measurements at September 30, 2020
	Carrying Value	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets:
Loans receivable held for sale	$40,653	$-	$40,667	$-	$40,667
Loans receivable held for investment	361,793	-	-	366,160	366,160

Financial Liabilities:
Time Deposits	$147,703	$-	$148,380	$-	$148,380
Federal Home Loan Bank advances	115,500	-	119,334	-	119,334
Junior subordinated debentures	3,570	-	-	3,029	3,029

		Fair Value Measurements at December 31, 2019
	Carrying Value	Level 1	Level 2	Level 3	Total
	(In thousands)

Financial Assets:
Loans receivable held for sale	$-	$-	$-	$-	$-
Loans receivable held for investment	397,847	-	-	404,923	404,923

Financial Liabilities:
Time Deposits	$190,235	$-	$190,353	$-	$190,353
Federal Home Loan Bank advances	84,000	-	84,997	-	84,997
Junior subordinated debentures	4,335	-	-	3,734	3,734

The carrying amounts and estimated fair values of financial instruments as of the periods indicated were as follows:

	Carrying Value	Fair Value Measurements at December 31, 2019
		Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets:
Cash and cash equivalents	$15,566	$15,566	$-	$-	$15,566
Securities available-for-sale	11,006	-	11,006	-	11,006
Loans receivable held for investment (1)	397,847	-	-	404,923	404,923
Accrued interest receivable	1,223	69	22	1,132	1,223
Financial Liabilities:
Deposits	$297,724	$-	$289,629	$-	$289,629
Federal Home Loan Bank advances	84,000	-	84,997	-	84,997
Junior subordinated debentures	4,335	-	-	3,734	3,734
Accrued interest payable	384	-	377	7	384

	Carrying Value	Fair Value Measurements at December 31, 2018
		Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets:
Cash and cash equivalents	$16,651	$16,651	$-	$-	$16,651
Securities available-for-sale	14,722	1,979	12,743	-	14,722
Loans receivable held for sale	6,231	-	6,270	-	6,270
Loans receivable held for investment	355,556	-	-	354,792	354,792
Accrued interest receivable	1,143	78	43	1,022	1,143
Financial Liabilities:
Deposits	$281,414	$-	$269,418	$-	$269,418
Federal Home Loan Bank advances	70,000	-	69,933	-	69,933
Junior subordinated debentures	5,100	-	-	4,481	4,481
Accrued interest payable	334	-	324	10	334

(1) The estimated value of loans held for investment at December 31, 2019 and 2018 reflect an exit price assumption.